Income tax - Summary of analysis of other comprehensive income by item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange variation of investees located abroad
Before tax	R$ 57,439	R$ 6,823	R$ 18,645
(Charge) / Credit	0	0	0
After tax	57,439	6,823	18,645
Gains (losses) on net investment hedge
Before tax	(91,762)	(10,543)	(26,508)
(Charge) / Credit	31,199	3,410	9,013
After tax	(60,563)	(7,133)	(17,495)
Changes in the fair value of financial assets at fair value
Before tax	40,979	1,057	6,727
(Charge) / Credit	(16,776)	(359)	(2,567)
After tax	24,203	698	4,160
Balance
Before tax	6,656	(2,663)	(1,136)
(Charge) / Credit	14,423	3,051	6,446
Other comprehensive income (loss) for the year, net of tax	R$ 21,079	R$ 388	R$ 5,310